Inventories	3 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventories

NOTE 4 — INVENTORIES

The components of inventories were as follows (in millions):

	March 31, 2015	December 31, 2014
Raw materials	$70.7	$69.9
Work in process	42.5	44.1
Finished products	115.4	116.9

	$228.6	$230.9